Short-term loans - bank (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of short-term loans - bank

Outstanding balances on short-term loans - bank consisted of the following:

Bank Name	Maturities	Interest rate	Collateral/Guarantee	December 31, 2020	December 31, 2019

Bank of Beijing	Matured in May, June, and July 2019 (1) and April 2020 (2) and matures in March and April 2021 (3) and matures in February and March 2022 (4)	4.8% - 5.7%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*	$3,065,134	$2,872,820